Equity (Details) - USD ($)		6 Months Ended
	Feb. 28, 2023	Sep. 30, 2023	Jul. 05, 2023	Apr. 12, 2023	Mar. 31, 2023	Sep. 09, 2021	Aug. 01, 2019
Equity [Line Items]
Ordinary shares, authorized capital		50,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.001			$ 0.001
Issued ordinary shares							50,000,000
Ordinary shares issued		35,008,829			35,004,635	50,000,000
Ordinary shares value issued (in Dollars)		$ 35,010			$ 35,005
Ordinary shares, outstanding		35,008,829			35,004,635
Warrants per share (in Dollars per share)		$ 0.01
Ordinary shares equal percentage		6.00%
Exercise price percentage		120.00%
Exercisable years		3 years
Cash consideration (in Dollars)	$ 300,000
Cash consideration (in Dollars)	$ 150,000
Ordinary Shares [Member]
Equity [Line Items]
Aggregation of ordinary shares			1,596	2,598
Sole Shareholder [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.001
Ordinary shares						20,000,000
Board of Directors Chairman [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.001
Share capital (in Dollars)						$ 50,000
Ordinary shares issued						150,000,000
Ordinary shares value issued (in Dollars)						$ 150,000
Board of Directors Chairman [Member] | Maximum [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.001